SUBSEQUENT EVENTS (Details)	1 Months Ended	5 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended			1 Months Ended
	Sep. 30, 2010	May 31, 2013 USD ($)	Dec. 31, 2014 USD ($) employees	Dec. 31, 2013 USD ($) employees	Dec. 31, 2012 USD ($)	Mar. 31, 2015 Subsequent Event [Member] USD ($) employees	Feb. 28, 2015 Subsequent Event [Member] USD ($)	Mar. 31, 2015 Subsequent Event [Member] USD ($) vessel	Jan. 31, 2015 Floating Rate Debt [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2013 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] NOK	Oct. 31, 2012 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] NOK	Mar. 31, 2015 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] Subsequent Event [Member] NOK	Dec. 31, 2014 NOK 900 Million Senior Unsecured Bonds [Member] NOK	Mar. 19, 2014 NOK 900 Million Senior Unsecured Bonds [Member] NOK	Oct. 31, 2012 NOK 900 Million Senior Unsecured Bonds [Member] NOK	Feb. 28, 2015 NOK 900 Million Senior Unsecured Bonds [Member] Subsequent Event [Member] NOK	Oct. 31, 2013 SFL Linus [Member] USD ($)	Jun. 30, 2013 US Dollar 70 Million Secured Term Loan Facility [Member] USD ($)
Subsequent Event [Line Items]
Term of lease or charter (in excess of 15 years)			8 years
Debt amount									$ 127,500,000.0		600,000,000			900,000,000	900,000,000		$ 475,000,000	$ 70,000,000.0
Amount of debt repurchased										36,000,000		7,000,000	8,000,000			36,000,000
Dividend declared							$ 0.42
Number of officers who exercised options			1			2
Term of time charter	5 years							7 years
Number of vessels delivered								2
Asset Impairment Charges			$ 11,800,000	$ 0	$ 0
Number of employees exercising options			2	2		2
Options exercised (in shares)		144,000		35,000		39,000
Exercised share price (in dollars per share)		$ 6.44		$ 5.29		$ 10.71		$ 10.71